Share-based Payments (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding	$ 77,443,744	$ 71,349,180
Exercise Price One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 29, 2012
Expiry date	Nov. 30, 2021
Exercise Price	$ 1.944
Number of share options outstanding	$ 14,493	14,493
Exercise Price Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 29, 2012
Expiry date	Jan. 17, 2022
Exercise Price	$ 1.876
Number of share options outstanding	$ 29,668	29,668
Exercise Price Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 03, 2014
Expiry date	Feb. 28, 2019
Exercise Price	$ 1.892
Number of share options outstanding		15,380
Exercise Price Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 27, 2015
Expiry date	Nov. 27, 2019
Exercise Price	$ 0.500
Number of share options outstanding	$ 6,000,000	6,000,000
Exercise Price Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2016
Expiry date	Nov. 27, 2019
Exercise Price	$ 0.500
Number of share options outstanding	$ 425,532	425,532
Exercise Price Six [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 09, 2016
Expiry date	Nov. 27, 2019
Exercise Price	$ 0.500
Number of share options outstanding	$ 200,000	200,000
Exercise Price Seven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 22, 2017
Expiry date	Nov. 27, 2019
Exercise Price	$ 0.500
Number of share options outstanding	$ 1,000,000	1,000,000
Exercise Price Eight [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 29, 2014
Expiry date	May 28, 2019
Exercise Price	$ 0.300
Number of share options outstanding		140,056
Exercise Price Nine [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 18, 2016
Expiry date	Feb. 24, 2019
Exercise Price	$ 0.570
Number of share options outstanding		1,000,000
Exercise Price Ten [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2016
Expiry date	Nov. 30, 2019
Exercise Price	$ 0.550
Number of share options outstanding	$ 25,289,894	25,289,894
Exercise Price Eleven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 13, 2017
Expiry date	Jun. 13, 2022
Exercise Price	$ 0.25
Number of share options outstanding	$ 27,760,000	27,760,000
Exercise Price Twelve [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 22, 2017
Expiry date	Oct. 01, 2018
Exercise Price	$ 0.500
Number of share options outstanding		1,050,000
Exercise Price Thirteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 15, 2018
Expiry date	Mar. 15, 2023
Exercise Price	$ 0.468
Number of share options outstanding	$ 7,897,647	7,897,647
Exercise Price Fourteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 15, 2018
Expiry date	Mar. 15, 2023
Exercise Price	$ 0.585
Number of share options outstanding	$ 526,510	526,510
Vesting Period Fifteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 13, 2018
Expiry date	Jul. 01, 2021
Exercise Price	$ 0.500
Number of share options outstanding	$ 1,300,000
Vesting Period Sixteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 26, 2018
Expiry date	Jun. 30, 2020
Exercise Price	$ 0.500
Number of share options outstanding	$ 2,000,000
Vesting Period Seventeen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 11, 2019
Expiry date	Feb. 10, 2024
Exercise Price	$ 0.500
Number of share options outstanding	$ 5,000,000